Segmented information - Business segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,091,661	$ 2,156,852
Cost of products and services sold	1,467,940	1,390,233
Depreciation and amortization	327,973	330,345
Cost of sales	1,795,913	1,720,578
Gross profit	295,748	436,274
Administration	141,552	163,095
Impairment charges	0	358,330
Exploration	20,283	29,933
Research and development	1,757	5,660
Other operating expense	59,616	43
Loss on disposal of assets	2,303	6,947
Finance costs	111,779	110,608
Gain on derivatives	81,081	(56,250)
Finance income	(22,071)	(5,265)
Share of earnings from equity-accounted investee	(32,321)	0
Other income	(108,160)	30,410
Earnings (loss) before income taxes	39,929	(207,237)
Income tax recovery	(126,306)	(2,519)
Net earnings (loss)	166,235	(204,718)
Capital expenditures for the year	55,362	143,333
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,684,056	1,574,068
Cost of products and services sold	1,138,940	910,685
Depreciation and amortization	277,171	267,931
Cost of sales	1,416,111	1,178,616
Gross profit	267,945	395,452
Administration	0	0
Impairment charges	0	246,931
Exploration	20,283	29,933
Research and development	0	0
Other operating expense	59,616	43
Loss on disposal of assets	1,008	5,901
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	(32,321)	0
Other income	(81,955)	7,193
Earnings (loss) before income taxes	301,314	105,451
Capital expenditures for the year	44,114	132,073
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	313,989	312,888
Cost of products and services sold	219,240	212,035
Depreciation and amortization	35,977	37,093
Cost of sales	255,217	249,128
Gross profit	58,772	63,760
Administration	0	0
Impairment charges	0	0
Exploration	0	0
Research and development	0	0
Other operating expense	0	0
Loss on disposal of assets	1,264	247
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	0	0
Other income	0	0
Earnings (loss) before income taxes	57,508	63,513
Capital expenditures for the year	11,226	11,237
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	93,616	269,896
Cost of products and services sold	109,760	267,513
Depreciation and amortization	14,825	25,321
Cost of sales	124,585	292,834
Gross profit	(30,969)	(22,938)
Administration	141,552	163,095
Impairment charges	0	111,399
Exploration	0	0
Research and development	1,757	5,660
Other operating expense	0	0
Loss on disposal of assets	31	799
Finance costs	111,779	110,608
Gain on derivatives	81,081	(56,250)
Finance income	(22,071)	(5,265)
Share of earnings from equity-accounted investee	0	0
Other income	(26,205)	23,217
Earnings (loss) before income taxes	(318,893)	(376,201)
Capital expenditures for the year	$ 22	$ 23